Consolidated Statements of Shareholders' Equity $ in Millions	CAD ($)	Shares Outstanding/Share Capital CAD ($) shares	Contributed Surplus CAD ($)	Retained Earnings CAD ($)	Accumulated Other Comprehensive Income (Loss) CAD ($)
Beginning balance (in shares) at Dec. 31, 2019 | shares		111,212,975
Beginning balance at Dec. 31, 2019	$ 1,875.5	$ 879.8	$ 23.9	$ 917.7	$ 54.1
Net income	171.1			171.1
Other comprehensive loss	(29.3)				(29.3)
Total comprehensive income for the year, net of tax	$ 141.8			171.1	(29.3)
Share options exercised for cash (in shares)	1,840,320	1,840,320
Share options exercised for cash	$ 58.5	$ 58.5
Share-based compensation	0.1		0.1
Shares repurchased under Normal Course Issuer Bid (in shares) | shares		(2,047,948)
Shares repurchased under Normal Course Issuer Bid	(78.3)	$ (16.8)	(0.4)	(61.1)
Fair value reclass of share options exercised	0.0	$ 10.7	(10.7)
Dividends declared	(69.1)			(69.1)
Ending balance (in shares) at Dec. 31, 2020 | shares		111,005,347
Ending balance at Dec. 31, 2020	1,928.5	$ 932.2	12.9	958.6	24.8
Net income	200.7			200.7
Other comprehensive loss	(49.5)				(49.5)
Total comprehensive income for the year, net of tax	$ 151.2			200.7	(49.5)
Share options exercised for cash (in shares)	1,267,614	1,267,614
Share options exercised for cash	$ 41.2	$ 41.2
Share-based compensation	4.9		4.9
Shares repurchased under Normal Course Issuer Bid (in shares) | shares		(939,482)
Shares repurchased under Normal Course Issuer Bid	(50.7)	$ (8.1)	(0.1)	(42.5)
Fair value reclass of share options exercised	0.0	$ 7.1	(7.1)
Dividends declared	(73.4)			(73.4)
Ending balance (in shares) at Dec. 31, 2021 | shares		111,333,479
Ending balance at Dec. 31, 2021	$ 2,001.7	$ 972.4	$ 10.6	$ 1,043.4	$ (24.7)